Segmental reporting - Disclosure of income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total income	£ 25,378	£ 24,956	£ 21,940
United Kingdom
Disclosure of operating segments [line items]
Total income	13,295	14,908	11,256
Europe
Disclosure of operating segments [line items]
Total income	2,517	2,321	2,372
Americas
Disclosure of operating segments [line items]
Total income	8,109	6,353	7,199
Africa and Middle East
Disclosure of operating segments [line items]
Total income	87	63	45
Asia
Disclosure of operating segments [line items]
Total income	1,370	1,311	1,068
United States
Disclosure of operating segments [line items]
Total income	£ 7,911	£ 6,176	£ 7,048